Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

202-261-3300 Main

202-261-3333 Fax

www.dechert.com

March 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust
File No. 33-75138

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned has been authorized by Lord Asset Management Trust (the “Trust”) to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

1.

the form of Prospectus and Statement of Additional Information dated March 1, 2009 describing the shares of the Trust’s two separate investment series, Thomas White American Opportunities Fund and Thomas White International Fund, that would have been filed under Rule 497(c) under the 1933 Act does not differ from the form contained in the Trust’s most recent amendment to its registration statement, Post-Effective Amendment No. 21, which was filed on February 27, 2009; and

2.	the text of Post-Effective Amendment No. 21 was filed electronically.

No fees are required in connection with this filing. Please call the undersigned at 202.261.3304 if you have any questions regarding this matter.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen